Note Employee benefits (Effects of changes in assumed health care cost trend rates) (Detail) - OPEB Plan $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Effect on total service cost and interest cost components, one percentage point increase	$ 189
Effect on postretirement benefit obligation, one percentage point increase	4,870
Effect on total service cost and interest cost components, one percentage point decrease	(288)
Effect on postretirement benefit obligation, one percentage point decrease	$ (7,114)